Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of July 2015

Collection Period Start	1-Jul-15	Distribution Date	17-Aug-15
Collection Period End	31-Jul-15	30/360 Days	30
Beg. of Interest Period	15-Jul-15	Actual/360 Days	33
End of Interest Period	17-Aug-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	400,103,529.73	348,073,675.94	0.2293178
Total Securities		1,517,865,698.77	400,103,529.73	348,073,675.94	0.2293178
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.317300%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	32,237,830.96	0.00	0.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	90,032,977.17	0.8197858
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	32,237,830.96	16,387.56	89.5495304	0.0455210
Class A-4 Notes	19,792,022.83	67,725.42	180.2141847	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,029,853.79	84,112.98

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,891,123.88
Monthly Interest				1,864,247.09
Total Monthly Payments				7,755,370.97

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				277,787.60
Aggregate Sales Proceeds Advance				20,414,645.99
Total Advances				20,692,433.59

Vehicle Disposition Proceeds:
Reallocation Payments				21,992,636.77
Repurchase Payments				1,772,430.77
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				17,093,971.56
Excess Wear and Tear and Excess Mileage				328,400.24
Remaining Payoffs				0.00
Net Insurance Proceeds				276,628.38
Residual Value Surplus				303,600.78
Total Collections				70,215,473.06

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,688,671.00			961
Involuntary Repossession	276,310.00			22
Voluntary Repossession	96,593.77			7
Full Termination	6,911,835.00			428
Bankruptcy	19,227.00			1
Insurance Payoff		273,205.65		14
Customer Payoff			452,673.35	28
Grounding Dealer Payoff			12,460,848.34	678
Dealer Purchase			3,178,384.22	166
Total	21,992,636.77	273,205.65	16,091,905.91	2,305

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of July 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	21,606	447,854,333.75	7.00000%	400,103,529.73
Total Depreciation Received		(6,550,943.44)		(5,288,830.07)
Principal Amount of Gross Losses	(35)	(675,316.07)		(617,649.44)
Repurchase / Reallocation	(102)	(1,862,599.59)		(1,772,430.77)
Early Terminations	(893)	(17,194,539.26)		(15,362,859.80)
Scheduled Terminations	(1,711)	(31,604,546.27)		(28,988,083.71)
Pool Balance - End of Period	18,865	389,966,389.12		348,073,675.94

Remaining Pool Balance
Lease Payment				34,886,665.81
Residual Value				313,187,010.13
Total				348,073,675.94

III. DISTRIBUTIONS

Total Collections					70,215,473.06
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					70,215,473.06

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					367,771.18
3. Reimbursement of Sales Proceeds Advance					15,014,570.64
4. Servicing Fee:
Servicing Fee Due					333,419.61
Servicing Fee Paid					333,419.61
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,715,761.43

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					16,387.56

Class A-3 Notes Monthly Interest Paid					16,387.56
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of July 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	84,112.98
Total Note and Certificate Monthly Interest Paid	84,112.98
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	54,415,598.65

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,029,853.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	52,029,853.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,385,744.86

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of July 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,385,744.86
Gross Reserve Account Balance		25,153,730.34
Remaining Available Collections Released to Seller		2,385,744.86
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.12
Monthly Prepayment Speed		85%
Lifetime Prepayment Speed		71%

	$	units
Recoveries of Defaulted and Casualty Receivables	702,409.14
Securitization Value of Gross Losses and Casualty Receivables*	617,649.44	35
Aggregate Defaulted and Casualty Gain (Loss)	84,759.70
Pool Balance at Beginning of Collection Period	400,103,529.73
Net Loss Ratio	0.0212%

Cumulative Net Losses for all Periods	0.1832%	2,781,066.90

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,085,195.82	180
61-90 Days Delinquent	892,532.01	48
91-120+ Days Delinquent	277,018.59	16
Total Delinquent Receivables:	4,254,746.42	244
60+ Days Delinquencies as Percentage of Receivables	0.29%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	21,600,506.00	1389
Securitization Value	24,436,729.57
Aggregate Residual Gain (Loss)	(2,836,223.57)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	405,506,373.73	26,367
Cumulative Securitization Value	442,243,199.39
Cumulative Residual Gain (Loss)	(36,736,825.66)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		27,747,231.84
Reimbursement of Outstanding Advance		15,014,570.64
Additional Advances for current period		20,414,645.99
Ending Balance of Residual Advance		33,147,307.19

Beginning Balance of Payment Advance		760,994.46
Reimbursement of Outstanding Payment Advance		367,771.18
Additional Payment Advances for current period		277,787.60
Ending Balance of Payment Advance		671,010.88

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of July 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No